THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

51.81%	EXCHANGE TRADED FUNDS
0.26%	AGGREGATE BOND
	iShares Core Total USD Bond Market ETF	4,917	$267,141
2.98%	BROAD MARKET

	iShares Core Dividend Growth ETF	82,926	3,118,018
0.20%	CONVERTIBLE BOND
	iShares Convertible Bond ETF	3,021	214,370
0.25%	CORPORATE

	SPDR Portfolio High Yield Bond ETF	10,494	257,208
0.37%	CORPORATE HIGH YIELD
	Vanguard Intermediate-Term Corporate Bond ETF	4,072	387,410
3.06%	EMERGING MARKETS

	SPDR Portfolio Emerging Markets ETF	15,523	519,400
	WisdomTree Emerging Markets ex-State-Owned Enterprise ETF	89,525	2,677,693
			3,197,093
0.19%	FIXED INCOME EMERGING MARKET

	Vanguard Emerging Markets Government Bond ETF	2,574	200,154
2.91%	GLOBAL MARKETS

	iShares Global 100 ETF	14,467	763,568
	iShares MSCI World ETF	24,704	2,276,227

			3,039,795
2.09%	HEALTH CARE

	Invesco DWA HealthCare Momentum ETF	6,219	761,206
	The Fidelity MSCI Health Care Index ETF	14,771	735,153
	The Principal Healthcare Innovators Index ETF	15,311	683,636

			2,179,995
12.74%	INTERNATIONAL

	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	103,750	2,844,825
	iShares Currency Hedged MSCI EAFE Small-Cap EFT	41,206	1,129,378
	iShares MSCI EAFE Small-Cap ETF	33,257	1,783,240
	Renaissance International IPO ETF	81,859	2,325,442
	SPDR Portfolio Developed world (ex-US) ETF	42,856	1,183,683
	Vanguard FTSE Developed Markets ETF	30,695	1,190,659
	WisdomTree Dynamic Currency Hedged International Equity ETF	4,401	111,565
	Xtrackers MSCI All World ex US Hedged Equity ETF	44,343	1,179,080
	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	76,881	1,566,835

			13,314,707
13.65%	LARGE CAP

	Invesco QQQ Trust Series 1 EFT	4,212	1,042,891
	Invesco S&P 500 Top 50 ETF	6,401	1,522,798
	iShares Russell Top 200 ETF	7,804	577,730
	Schwab U.S. Dividend Equity ETF	47,695	2,468,216
	Schwab U.S. Large-Cap Growth ETF	42,331	4,298,290
	SPDR Portfolio S&P 500 Value ETF	85,664	2,482,543
	Vanguard Large-Cap EFT	9,945	1,422,135
	Vanguard Mega Cap Value ETF	6,077	444,958

			14,259,561

THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

8.96%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	7,702	$ 2,258,226
	Schwab U.S. Mid-Cap ETF	52,171	2,745,238
	Vanguard Mid-Cap ETF	950	155,715
	Vanguard Large-Cap ETF	12,628	2,084,630
	Vanguard Mega Cap Value ETF	22,165	2,121,190

			9,364,999
2.17%	SMALL CAP
	Vanguard Small-Cap ETF	5,561	810,349
	Vanguard Small-Cap Growth ETF	3,904	779,238
	Vanguard Small-Cap Value ETF	6,324	676,162

			2,265,749
1.98%	TECHNOLOGY
	iShares Expanded Tech-Software Sector ETF	1,874	532,685
	iShares U.S. Technology ETF	1,791	483,212
	Vanguard Information Technology ETF	3,767	1,049,901

			2,065,798
51.81%	TOTAL EXCHANGE TRADED FUNDS		54,131,998
47.70%	MUTUAL FUNDS

0.10%	AGGREGATE BOND
	Vanguard Intermediate-Term Bond Index Fund Admiral Class	8,202	103,266
7.38%	BLEND LARGE CAP
	DFA Enhanced U.S. Large Company Portfolio Institutional Class	58,414	772,823
	DFA U.S. Large Company Portfolio Institutional Class	126,386	3,004,191
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	28,519	764,607
	Schwab S&P 500 Index Fund	66,306	3,174,076
			7,715,697
1.24%	BLEND MID CAP

	Vanguard Mid-Cap Index fund Admiral Class	6,388	1,296,558
1.94%	BLEND SMALL CAP

	Schwab Small-Cap Index Fund	79,881	2,025,781
0.10%	CONVERTIBLE

	AllianzGl Convertible Fund Institutional Class	3,163	104,500

THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

2.97%	EMERGING MARKET STOCK
	American Funds New World Fund F3 Class	27,785	$ 1,900,482
	JPMorgan Emerging Markets Equity Fund R6 Class	37,769	1,198,023
			3,098,505
3.02%	FOREIGN BLEND

	AB FlexFee International Strategic Core Portfolio Advisor Class	48,675	490,642
	AB Global Core Equity Portfolio Advisor Class	7,990	102,827
	Baillie Gifford International Growth Fund Institutional Class	9,458	161,725
	Vanguard Global Minimum Volatility Fund Admiral Class	2,019	51,683
	Vanguard Total World Stock Index Fund Admiral Class	88,541	2,353,412

			3,160,289
11.21%	FOREIGN GROWTH

	American Funds SMALLCAP World Fund F3 Class	32,543	1,980,549
	Artisan International Small-Mid Fund Institutional Class	41,459	642,196
	Fidelity Advisor International Growth Fund Institutional Class	6,635	102,575
	Harbor Global Leaders Fund Institutional Class	117,860	3,692,569
	Invesco Oppenheimer Global Opportunities Fund R6 Class	21,863	1,398,343
	Vanguard International Growth Fund Admiral Class	33,750	3,898,457

			11,714,689
2.38%	FOREIGN VALUE
	Vanguard International Value Fund Investor Class	78,090	2,485,612
3.66%	GROWTH BROAD MARKET

	American New Perspective Fund R6 Class	79,800	3,820,832
5.75%	GROWTH LARGE CAP
	AB FlexFee Large Cap Growth Portfolio Advisor Class	60,341	1,026,404
	Calvert U.S. Large Cap Growth Responsible Index Fund Institutional Class	18,589	663,626
	JPMorgan Large Cap Growth Fund R6 Class	29,599	1,499,489
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	53,592	2,138,863
	Vanguard U.S. Growth Fund Admiral Class	5,115	680,816
			6,009,198
2.24%	GROWTH SMALL CAP

	Franklin Small Cap Growth R6 Class	37,909	957,582
	JPMorgan Small Cap Growth Fund R6 Class	62,065	1,378,458
			2,336,040
0.08%	HIGH YIELD BOND
	Vanguard High-Yield Corporate Fund Admiral Class	15,967	89,572

THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

0.67%	VALUE BROAD MARKET
	JPMorgan Growth and Income Fund R6 Class	14,285	$695,672
1.41%	VALUE LARGE CAP
	Vanguard Value Index Fund Admiral Class	37,908	1,474,632
1.59%	VALUE MID CAP

	MFS Mid Cap Value Fund R6 Class	67,175	1,415,368
	Vanguard Mid-Cap Value Index Fund Admiral Class	4,920	243,857
			1,659,225
1.96%	VALUE SMALL CAP

	MFS New Discovery Value Fund R6 Class	153,811	2,045,681

47.70%	TOTAL MUTUAL FUNDS		49,835,749
0.27%	MONEY MARKET FUNDS
	Goldman Sachs FS Government Fund, Institutional 0.15%*	280,078	280,078

99.78%	TOTAL INVESTMENTS		104,247,825
0.22%	Other assets, net of liabilities		225,537
100.00%	NET ASSETS		$104,473,362

* Effective 7 day yield as of June 30, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs		Total

Exchange Traded Funds	$54,131,998	$-		$-	$54,131,998
Mutual Funds	49,835,749	-		-	49,835,749
Money Market Funds	280,078	-		-	280,078

Total Investments	$104,247,825	$-		$-	$104,247,825

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2020.
At June 30, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $95,935,294 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$9,666,809
		Gross unrealized depreciation			(1,354,278)

		Net unrealized appreciation			$8,312,531